LOANS PAYABLE - Disclosure of detailed information about loans payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loan Payable [Line Items]
Opening balance	$ 13,725
Interest expense	1,977	$ 1,170
Interest payments	(58)	(809)
Ending balance	12,625	13,725
Loans Payable [Member]
Loan Payable [Line Items]
Opening balance	14,286	10,585
Additions		11,064
Conversion	(1,109)	(2,737)
Extinguishment of loan facility		233
Modification of loan facility		(311)
Interest expense	1,771	1,019
Interest payments	(58)	(809)
Principal repayment	(660)	(4,340)
Fair value adjustment of derivative portion	(493)	(673)
Foreign exchange adjustments	(1,044)	255
Ending balance	12,693	14,286
Loans Payable [Member] | A&R Loan Facility Debt Portion [Member]
Loan Payable [Line Items]
Opening balance	13,027	5,335
Additions		10,357
Conversion	(1,109)	(2,737)
Extinguishment of loan facility		(195)
Modification of loan facility		(410)
Interest expense	1,751	771
Interest payments	0	(349)
Principal repayment	0	0
Fair value adjustment of derivative portion	0	0
Foreign exchange adjustments	(1,044)	255
Ending balance	12,625	13,027
Loans Payable [Member] | A&R Loan Facility Derivative Portion [Member]
Loan Payable [Line Items]
Opening balance	561	0
Additions		707
Conversion	0	0
Extinguishment of loan facility		428
Modification of loan facility		99
Interest expense	0	0
Interest payments	0	0
Principal repayment	0	0
Fair value adjustment of derivative portion	(493)	(673)
Foreign exchange adjustments	0	0
Ending balance	68	561
Loans Payable [Member] | Castle Mountain Loan [Member]
Loan Payable [Line Items]
Opening balance	698	5,250
Additions		0
Conversion	0	0
Extinguishment of loan facility		0
Modification of loan facility		0
Interest expense	20	248
Interest payments	(58)	(460)
Principal repayment	(660)	(4,340)
Fair value adjustment of derivative portion	0	0
Foreign exchange adjustments	0	0
Ending balance	$ 0	$ 698